Condensed Consolidated Statements of Operations (Unaudited) (Q3) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Operations [Abstract]
Revenues	$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Cost of revenues	(2,589)	(2,404)	(6,702)	(6,562)	(8,634)	(8,908)	(8,254)
Gross profit	1,086	1,042	2,274	2,293	3,070	2,769	2,472
Selling, general and administrative expenses	(312)	(241)	(850)	(682)	(944)	(898)	(752)
Gain on disposal of long-lived assets	4	43	9	49	71	32	36
Loss on impairments	0	0	(2)	(2)	(2)	(15)	(57)
Operating income	778	844	1,431	1,658	2,195	1,888	1,699
Interest expense, net	(89)	(130)	(328)	(384)	(512)	(549)	(248)
Other non-operating (expense) income, net	0	(11)	2	(7)	(55)	(36)	9
Income before income tax expense and income from equity method investments	689	703	1,105	1,267	1,628	1,303	1,460
Income tax expense	(150)	(155)	(226)	(293)	(368)	(361)	(366)
Income from equity method investments	4	4	5	7	13	13	13
Net income	543	552	884	981	1,273	955	1,107
Net loss attributable to noncontrolling interests	2	1	3	2	1	1	1
Net income attributable to the Company	$ 545	$ 553	$ 887	$ 983	$ 1,274	$ 956	$ 1,108
Earnings per share attributable to the Company:
Basic (in dollars per share)	$ 0.99	$ 1	$ 1.6	$ 1.78
Diluted (in dollars per share)	$ 0.98	$ 1	$ 1.6	$ 1.78
Weighted-average number of shares outstanding:
Basic (in shares)	553.1	553.1	553.1	553.1
Diluted (in shares)	553.9	553.1	553.4	553.1